GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              Maxim Series Account
                       Annual Report Submission Form N-30D
                          File No. 33-82610, 811-03249


The information required to be contained in this report for the period ending December 31, 2001 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:


Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 28, 2002 Accession No.
0000356476-02-000010

Fidelity Variable Insurance Products Fund II
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on February 27, 2002 Accession No.
0000720318-02-000005